UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sands Capital Management, LLC
Address: 1100 Wilson Blvd.
         Ste. 3050
         Arlington, VA  22209

13F File Number:  28-05734

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert C. Hancock
Title:     Chief Operating & Chief Compliance Officer
Phone:     703-562-4000

Signature, Place, and Date of Signing:

     Robert C. Hancock     Arlington, VA     August 14, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     65

Form13F Information Table Value Total:     $19,031,187 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABRAXIS BIOSCIENCE INC         COM              00383E106   162159  7294591 SH       SOLE                  4367394        0  2927197
ADOBE SYS INC                  COM              00724F101      466    11600 SH       SOLE                      850        0    10750
ALKERMES INC                   COM              01642T108      949    65000 SH       SOLE                        0        0    65000
ALLERGAN INC                   COM              018490102   869780 15089875 SH       SOLE                  9108510        0  5981365
ALLSCRIPTS HEALTHCARE SOLUTI   COM              01988P108     1376    54000 SH       SOLE                        0        0    54000
ALNYLAM PHARMACEUTICALS INC    COM              02043Q107     1490    98100 SH       SOLE                     1100        0    97000
AMERICA MOVIL SAB DE CV        SPON ADR L SHS   02364W105   984503 15897021 SH       SOLE                  9615206        0  6281815
AMYLIN PHARMACEUTICALS INC     COM              032346108      840    20400 SH       SOLE                      400        0    20000
APPLE INC                      COM              037833100  1237484 10139988 SH       SOLE                  6144079        0  3995909
ARTHROCARE CORP                COM              043136100     2635    60000 SH       SOLE                        0        0    60000
BIOMARIN PHARMACEUTICAL INC    COM              09061G101     2153   120000 SH       SOLE                        0        0   120000
BP PLC                         SPONSORED ADR    055622104      397     5500 SH       SOLE                        0        0     5500
BROADCOM CORP                  CL A             111320107   669019 22872436 SH       SOLE                 13849856        0  9022580
CELGENE CORP                   COM              151020104     1161    20250 SH       SOLE                     3250        0    17000
CERNER CORP                    COM              156782104   284525  5129351 SH       SOLE                  3076134        0  2053217
CHICAGO MERCANTILE HLDGS INC   CL A             167760107   961584  1799506 SH       SOLE                  1092935        0   706571
CISCO SYS INC                  COM              17275R102     6532   234532 SH       SOLE                   133645        0   100887
EXPEDITORS INTL WASH INC       COM              302130109   378114  9155314 SH       SOLE                  5526989        0  3628325
EXXON MOBIL CORP               COM              30231G102      323     3848 SH       SOLE                     3348        0      500
GENENTECH INC                  COM NEW          368710406  1067582 14110260 SH       SOLE                  8549972        0  5560288
GENERAL ELECTRIC CO            COM              369604103      745    19450 SH       SOLE                     3800        0    15650
GENZYME CORP                   COM              372917104   833735 12946197 SH       SOLE                  7817494        0  5128703
GOLDMAN SACHS GROUP INC        COM              38141G104      217     1000 SH       SOLE                     1000        0        0
GOOGLE INC                     CL A             38259P508  1906223  3646877 SH       SOLE                  2210580        0  1436297
HEALTHWAYS INC                 COM              422245100     1090    23000 SH       SOLE                        0        0    23000
HUMAN GENOME SCIENCES INC      COM              444903108     1293   144909 SH       SOLE                    49909        0    95000
INTEL CORP                     COM              458140100      482    20300 SH       SOLE                     9200        0    11100
INTERCONTINENTALEXCHANGE INC   COM              45865V100   979655  6626005 SH       SOLE                  3999131        0  2626874
INTERMUNE INC                  COM              45884X103      467    18000 SH       SOLE                        0        0    18000
INTUITIVE SURGICAL INC         COM NEW          46120E602   475323  3425260 SH       SOLE                  2036343        0  1388917
IRON MTN INC                   COM              462846106   214862  8222797 SH       SOLE                  4976719        0  3246078
ISHARES TR                     RUSSELL1000GRW   464287614      683    11535 SH       SOLE                     4560        0     6975
ISHARES TR                     S&P GBL HLTHCR   464287325      532     9000 SH       SOLE                        0              9000
ISHARES TR                     KLD SL SOC INX   464288802      227     3625 SH       SOLE                        0        0     3625
ISHARES TR                     NASDQ BIO INDX   464287556      625     8000 SH       SOLE                        0        0     8000
JOHNSON & JOHNSON              COM              478160104      203     3300 SH       SOLE                      700              2600
KYPHON INC                     COM              501577100     1878    39000 SH       SOLE                        0        0    39000
LOWES COS INC                  COM              548661107   717009 23362960 SH       SOLE                 14107676        0  9255284
MEDAREX INC                    COM              583916101     2076   145250 SH       SOLE                      250        0   145000
MICROSOFT CORP                 COM              594918104     2098    71206 SH       SOLE                    30406        0    40800
MOODYS CORP                    COM              615369105   656474 10554252 SH       SOLE                  6383173        0  4171079
NATIONAL OILWELL VARCO INC     COM              637071101   542794  5207153 SH       SOLE                  3027641           2179512
NUVASIVE INC                   COM              670704105     1080    40000 SH       SOLE                        0             40000
PATTERSON COMPANIES INC        COM              703395103   236756  6352460 SH       SOLE                  3840456        0  2512004
PDL BIOPHARMA INC              COM              69329Y104      707    30350 SH       SOLE                      350        0    30000
PEPSICO INC                    COM              713448108      220     3400 SH       SOLE                     2250        0     1150
PRICE T ROWE GROUP INC         COM              74144T108      666    12834 SH       SOLE                       34        0    12800
PROCTER & GAMBLE CO            COM              742718109      298     4877 SH       SOLE                      487        0     4390
QUALCOMM INC                   COM              747525103   823171 18971444 SH       SOLE                 11495351        0  7476093
RESMED INC                     COM              761152107      784    19000 SH       SOLE                        0        0    19000
ROCKWELL AUTOMATION INC        COM              773903109      417     6000 SH       SOLE                     6000        0        0
ROCKWELL COLLINS INC           COM              774341101      438     6200 SH       SOLE                     6200        0        0
SALESFORCE COM INC             COM              79466L302   339549  7922282 SH       SOLE                  4802908        0  3119374
SCHLUMBERGER LTD               COM              806857108   972264 11446482 SH       SOLE                  7129607        0  4316875
SPDR TR                        UNIT SER 1       78462F103      205     1360 SH       SOLE                      950        0      410
STARBUCKS CORP                 COM              855244109  1063077 40513609 SH       SOLE                 24592576        0 15921033
STRYKER CORP                   COM              863667101   437869  6940389 SH       SOLE                  4188691        0  2751698
TARGET CORP                    COM              87612E106      243     3827 SH       SOLE                      625        0     3202
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209   389779  9449195 SH       SOLE                  5768641        0  3680554
VARIAN MED SYS INC             COM              92220P105   422019  9927519 SH       SOLE                  5980874        0  3946645
VERTEX PHARMACEUTICALS INC     COM              92532F100      885    31000 SH       SOLE                     3768        0    27232
WALGREEN CO                    COM              931422109   553751 12718210 SH       SOLE                  7643832        0  5074378
WHOLE FOODS MKT INC            COM              966837106      759    19824 SH       SOLE                      700        0    19124
YAHOO INC                      COM              984332106   537405 19808503 SH       SOLE                 11997634        0  7810869
ZIMMER HLDGS INC               COM              98956P102   277082  3264017 SH       SOLE                  1975171        0  1288846